Investments in Associates - Overview of Investments (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 02, 2023	Apr. 12, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Investments in associates			$ 108,780	$ 113,527
Soto Norte
Disclosure of associates [line items]
Percentage of ownership		20.00%	20.00%	20.00%
Common shares (in shares)			1,825,721
Investments in associates			$ 108,527	$ 100,772
Denarius
Disclosure of associates [line items]
Percentage of ownership	24.90%		17.20%	31.80%
Investments in associates				$ 12,369
Western Atlas Resources (“Western Atlas“)
Disclosure of associates [line items]
Percentage of ownership			25.40%	25.40%
Common shares (in shares)			29,910,588
Investments in associates			$ 253	$ 381
Amilot
Disclosure of associates [line items]
Investments in associates				$ 5